Related Party Transactions - Summary of Transactions with Related Parties(Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Joint ventures where entity is venturer
Disclosure of transactions between related parties
Sales to related parties	$ 245	$ 210
Purchases from related parties	32	27
Associates
Disclosure of transactions between related parties
Sales to related parties	77	85
Purchases from related parties	$ 50	$ 90